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ADAM M. FOX

adam.fox@dechert.com
+1 212 649 8732 Direct
+1 212 698 0432 Fax

April 26, 2007

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:  Jennifer Hardy and Brigitte Lippmann

Re:	Interactive Brokers Group, Inc.
Amendment No. 3 to the Registration Statement on Form S-1
File No. 333-138955

Ladies and Gentlemen:

                Interactive Brokers Group, Inc. (the “Company”) has today filed with the Securities and Exchange Commission (the “Commission”) Amendment No. 3 (“Amendment No. 3”) to its Registration Statement on Form S-1 (Registration No. 333-138955) (the “Registration Statement”).  On behalf of the Company, we respond to the comments raised by the staff (the “Staff”) of the Commission in the letter dated April 20, 2007, from Ms. Jennifer Hardy to Mr. Thomas Peterffy, Chairman, Chief Executive Officer and President of the Company.  For your convenience, the Staff’s comments are included in this letter and are followed by the applicable response.

Risk Factors, page 17

1.                                      Please add a risk factor to disclose risks related to conflicts of interest due to the fact that your CEO will be the only member of your compensation committee.

Response:

The Company has determined that the compensation committee will consist of three members (Thomas Peterffy, as chairman, one non-independent director and one independent director).  This disclosure has been added on page 125 of the prospectus.  The Company has added the following language to the end of the second paragraph of the first risk factor appearing on page 18 of the prospectus:

“We expect that our compensation committee will be comprised of Messrs. Thomas Peterffy (who will be the chairman of the compensation committee), Earl H. Nemser (our vice chairman) and Philip D. DeFeo (who is expected to join our board of directors as an independent director in connection with the closing of this offering).  Mr. Peterffy’s membership on the compensation committee may give rise to conflicts of interests in that Mr. Peterffy will be able to influence all matters relating to executive compensation, including his own compensation.”

Compensation Discussion and Analysis, page 123

2.                                      Please revise to clarify that your CEO will continue to oversee in his sole discretion all aspects of compensation and benefit plans and programs. It appears that he will set executive compensation, including his own executive compensation, in his sole discretion as the sole member of your Compensation Committee.  If true, please revise your Compensation Discussion and Analysis to remove any implication otherwise.

Response:

The Company notes the Staff’s comment and has revised the disclosure on page 126 of the prospectus to clarify that the Company’s chairman and chief executive officer will continue to remain significantly involved in all aspects of executive compensation, including his own executive compensation, as the chairman of the Compensation Committee.

3.                                      Please revise to discuss how the relative amounts in the “Bonus” and “All Other Compensation” in your summary compensation table were considered in setting the compensation for the executive officers.

Response:

The Company notes the Staff’s comment and has added the following language to the end of the first paragraph under the subheading “Elements of Compensation” on page 127 of the prospectus:

“As stated above, we do not utilize a specific formula for allocating compensation among the various elements of total compensation.  The relative amounts of bonus and equity-based compensation (which is included under “All Other Compensation” in the Summary Compensation Table below) awarded to our named executive officers in respect of the year ended December 31, 2006 were determined in the discretion of our chairman and chief executive officer.”

4.                                      We note your references to performance targets in your discussions of annual bonus and long-term incentives. Yet, you have not specifically disclosed any specific items of corporate performance that are evaluated or target levels of those items of corporate performance. Please disclose the items of your performance that are measured and the target levels. If you believe that disclosure of the target levels would cause you competitive harm, using the standard you would use if requesting confidential treatment, please discuss this supplementally. In that case, note that you must still include disclosure that explains how difficult it will be for the executive or how likely it will be for Interactive Brokers Group, Inc. to achieve the undisclosed target levels. We may have additional comments on whether you have met the standards for treating the information confidentially. Please see instruction 4 to Item 402(b) of Regulation S-K.

Response:

The Company notes the Staff’s comment and has revised the disclosure on pages 126 and 127 of the prospectus to clarify that the Company has not used specific financial operating or performance targets in setting executive compensation. As is stated in the last paragraph of the “Setting Executive Compensation” subsection on page 127 of the prospectus, “[t]he subjective decisions regarding the amount and mix of elements which comprise the compensation historically awarded to the executive officers were principally based upon an assessment of each executive’s leadership, performance and contribution to the achievement of our financial goals, as well as subjective judgments about each executive officer individually, rather than on rigid guidelines or formulas. Key factors include the executive officer’s performance; the nature, scope and level of the executive officer’s responsibilities; and the executive officer’s contribution to our overall financial results.”

With regard to company performance evaluation, the Company has added the following clarifying language to the third paragraph of the “Setting Executive Compensation” subsection on page 126 of the prospectus:

“We have historically evaluated individual and company performance in a qualitative fashion; we have not historically utilized specific financial or operating performance goals or targets in setting executive compensation.”

Similar language has been added on page 127 of the prospectus.

5.                                      We note your disclosure on page 124 that you have not “sought to ‘benchmark’ salaries to those of [y]our competitors.” Please explain the discrepancy between this disclosure and your statement under base salary that base pay is initially established based on applicable competitive market compensation paid by other companies for similar positions. Your disclosure seems to indicate that you have engaged in benchmarking of material elements of compensation. In that regard, please identify the benchmark and, if applicable, its components (including component companies). Alternatively, please tell us why you used of competitive market compensation paid by other companies is not benchmarking. Please refer to Item 402(b)(2)(xiv) of Regulation S-X. We may have further comment based on your response.

Response:

The Company does not believe its existing disclosure implies that it engages in benchmarking of material elements of compensation.  The Company notes supplementally to the Staff that, historically, the Company’s chairman has subjectively determined overall and individual executive compensation in his discretion without benchmarking, engaging compensation consultants or otherwise attempting to evaluate specific compensation levels paid by competing firms.  Rather, the statement under the second paragraph of “Base Salary” on page 127 of the prospectus that the Company assesses “the applicable competitive market compensation paid by other companies for similar positions” is meant to reflect the intention that, notwithstanding the fact that base salary is only one of several elements of the Company’s typical compensation package for its executive officers, base salary is not intended to be materially lower than that at other firms.  The Company has revised the penultimate sentence of this paragraph to add a statement of belief with respect to salaries paid to senior executives at other firms in the Company’s industry.

Summary Compensation Table, page 128

6.                                      Please revise to disclose all assumptions made in the valuation of awards under the column “All Other Compensation.” We understand that you intend to grant shares of restricted common stock pursuant to the terms of your employee incentive plan.

Response:

The Company notes the Staff’s comment and has revised footnote 2 to the Summary Compensation Table on page 130 of the prospectus to state that the valuation of awards under the column “All Other Compensation” assumes a per share value of $25.00, which is the midpoint of the range set forth on the cover page of the prospectus.

Related Party Transactions, page 133

7.                                      Please revise your subheading so that it is consistent with the new Item 404 of Regulation S-K.

Response:

The Company notes the Staff’s comment and has revised the subheading on page 135 of the prospectus to read “Transactions with Related Persons, Promoters and Certain Control Persons.”

8.                                      Please revise to disclose the information required by Items 404(b) and (c) of Regulation S-K.

Response:

The Company notes the Staff’s comment and has added the following new subsection to page 140 of the prospectus.

“Review, Approval or Ratification of Transactions with Related Persons

As a private company, IBG LLC’s policies and procedures for the review, approval or ratification of any related party transaction conferred upon Thomas Peterffy, IBG LLC’s founder, chairman and chief executive officer, the sole discretion to approve such transactions.  Such policies and procedures were not written.  We anticipate that post-offering, our board of directors will adopt policies and procedures with regard to the approval of related party transactions.”

The Company has advised us that it did not have a promoter at any time during the past five fiscal years.

If you have any questions, please feel free to contact the undersigned by telephone at 212.698.8732 (or by facsimile at 212.698.3599).  Thank you for your cooperation and attention to this matter.

Sincerely,

/s/ Adam M. Fox
Adam M. Fox

cc:     Thomas Peterffy